Earnings per share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share
Schedule of Earnings per share of basic and diluted

	2019	2018	2017
	EURm	EURm	EURm
Basic and diluted
Profit or loss attributable to equity holders of the parent
Continuing operations	14	(554)	(1 473)
Discontinued operations	(7)	214	(21)
Profit/(loss) for the year	7	(340)	(1 494)
	000s shares	000s shares	000s shares
Basic
Weighted average number of shares in issue	5 599 912	5 588 020	5 651 814
Diluted
Effect of dilutive shares
Effect of dilutive equity-settled share-based incentive programs
Restricted shares and other	2 390	3 656	–
Performance shares	24 072	20 577	–
Stock options	1	224	–
Total effect of dilutive equity-settled share-based incentive programs	26 463	24 457	–
Total effect of dilutive shares	26 463	24 457	–
Adjusted weighted average number of shares	5 626 375	5 612 477	5 651 814

Earnings per share attributable to equity holders of the parent	EUR	EUR	EUR
Basic earnings per share
Continuing operations	0.00	(0.10)	(0.26)
Discontinued operations	0.00	0.04	0.00
Profit/(loss) for the year	0.00	(0.06)	(0.26)
Diluted earnings per share
Continuing operations	0.00	(0.10)	(0.26)
Discontinued operations	0.00	0.04	0.00
Profit/(loss) for the year	0.00	(0.06)	(0.26)